Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Net income	$109,366	$1,596,567
Accretion of redeemable common stock to redemption value	(1,625,328)	(4,039,650)
Net loss including accretion of redeemable common stock to redemption value	$(1,515,962)	$(2,443,083)
	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(848,882)	(667,080)	$(1,818,810)	$(624,273)
Accretion of initial and subsequent measurement of common stock subject to redemption value	1,625,328	—	4,039,650	—
Allocation of net income (loss)	$776,446	(667,080)	$2,220,840	$(624,273)
Denominators:
Weighted-average shares outstanding	2,349,413	1,846,250	5,379,021	1,846,250
Basic and diluted net income (loss) per share	$0.33	(0.36)	$0.41	$(0.34)